Financial and capital management - Details on Outstanding Foreign Currency Forward Contracts and Cross Currency Basis Swaps (Details) ₱ in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PHP (₱)	Sep. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		$ (51)	$ 138
Preferred shares
Disclosure of detailed information about hedged items [line items]
Value of shares		4,003	4,004
Credit Facility
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 2,035						$ 1,450
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		$ 6
Percentage of possible change in risk variable		1.00%		1.00%	1.00%
Interest rate risk | Preferred shares
Disclosure of detailed information about hedged items [line items]
Value of shares						$ 582
Equity price risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		$ (51)	138
Percentage of possible change in risk variable		5.00%		5.00%	5.00%
Reasonably possible change in risk variable impact on net earnings		$ 39
Currency risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	(14)
Percentage of possible change in risk variable		10.00%		10.00%	10.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income		$ 4
Currency risk | Maturing in 2021 | Cash flow hedges | Commercial Paper | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				$ 274
Currency risk | Maturing in 2021 | Cash flow hedges | Commercial Paper | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		349
Currency risk | Maturing in 2021 | Cash flow hedges | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				675	₱ 2,174
Currency risk | Maturing in 2021 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		885
Currency risk | Maturing in 2021 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		59
Currency risk | Maturing in 2021 | Economic | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				130
Currency risk | Maturing in 2021 | Economic | Anticipated Transactions | Amount to receive | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		17		12
Currency risk | Maturing in 2021 | Economic | Anticipated Transactions | Amount to receive | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount				120
Currency risk | Maturing in 2021 | Economic | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		180
Currency risk | Maturing in 2021 | Economic | Anticipated Transactions | Amount to pay | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		17		12
Currency risk | Maturing in 2021 | Economic | Anticipated Transactions | Amount to pay | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		154
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				479
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to receive | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount				231
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to receive | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount				231
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		614
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to pay | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		299
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to pay | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		295
Currency risk | Maturing in 2022 | Economic | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				$ 99
Currency risk | Maturing in 2022 | Economic | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		123
Commodity price risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		$ 3
Percentage of possible change in risk variable		25.00%		25.00%	25.00%
Reasonably possible change in risk variable impact on net earnings		$ 3
Top of range | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		20
Top of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		7
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income		245
Bottom of range | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		(26)
Bottom of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		(19)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income		(215)
Interest rate swap contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		(9)	8
Interest rate swap contract | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount			2,301					$ 1,750
Interest rate swap contract | Currency risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 2,039						$ 1,453	$ 275
Forward contract | Interest rate risk | Settlement of share-based compensation plans | Net asset value
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		6
Forward contract | Equity price risk | Settlement of share-based compensation plans
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		82	$ 40
Swap contract | Commodity price risk | Settlement of share-based compensation plans | Net asset value
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		$ 3